Employee Benefit Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan
15.	Employee Benefit Plan
The Company has a 401(k) retirement plan that covers eligible U.S. employees. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company may elect to make a discretionary contribution or match a discretionary percentage of employee contributions. During each of the three and nine months ended September 30, 2024 and 2023, the Company’s matching contributions to the plan were less than $0.1 million.

15.	Employee Benefit Plan
The Company has a 401(k) retirement plan that covers eligible U.S. employees. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company may elect to make a discretionary contribution or match a discretionary percentage of employee contribution. During the years ended December 31, 2023 and 2022, the Company’s matching contributions to the plan were $0.1 million.